Right-of-use-assets (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use-assets
Summary of amounts recognised in the statement of financial position

	Dec 31,	Jan 1,
DKK thousand	2019	2019

Right-of-use assets
Buildings	84,148	7,750
Other fixtures and fittings	1,484	2,298
	85,632	10,048
Lease liabilities
Current	7,692	7,118
Non-current	78,068	2,930
	85,760	10,048

DKK thousand	2019
Depreciation charge of right-of-use-assets
Land and buildings	7,724
Other fixtures and fittings	1,094
8,818
Interest expense (included in finance expenses)	621